UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5983

The New Germany Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

THE NEW GERMANY FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2007

Shares	Description	Value(a)
INVESTMENTS IN GERMAN SECURITIES - 92.8%
	COMMON STOCKS - 83.2%
	AEROSPACE & DEFENSE - 1.7%
135,000	MTU Aero Engines Holding	$8,196,543
	AGRICULTURAL PRODUCT - 0.2%
5,000	KWS SaaT	963,337
	AUTO PARTS & EQUIPMENT - 1.3%
55,000	Elringklinger	6,217,258
	BUILDING PRODUCTS - 2.2%
160,000	Kloeckner & Co.†	11,027,119
	CHEMICALS - 14.1%
505,000	GEA Group*	17,714,528
135,200	K I S	24,714,488
220,000	Lanxess	10,410,583
70,000	Wacker Chemic†	16,336,351
		69,175,950
	CONSTRUCTION & ENGINEERING - 2.8%

177,200	Bilfinger Berger	13,809,965
	CONSTRUCTION MATERIALS - 2.6%
62,000	Bauer	4,046,443
70,000	Hochtief	8,467,272
		12,513,715
	CONTAINERS & PACKAGING - 0.7%
370,000	Max Automation	3,314,449
	DIVERSIFIED FINANCIAL SERVICES - 2 0%
150,000	AWD Holding	4,997,268
55,000	MPC Muenchmeyer Peterson Capital	4,686,014
		9,683,282
	DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
205,000	Freenet	5,582,024
400,000	QSC*†	2,115,787
		7,697,811
	ELECTRICAL EQUIPMENT - 12.0%
145,000	Nordex*†	$7,133,672
130,000	Q-Cells*†	13,253,530
360,000	SGL Carbon*	20,577,737
264,000	Solarworld†	15,154,155
98,950	Steico*	2,621,185
		58,740,279
	ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.4%
242,720	Kontron	5,411,538
371,600	Suess MicroTec*	3,946,984
90,000	Wincor Nixdorf	7,422,318
		16,780,840
	HEALTHCARE PROVIDERS & SERVICES - 1.5%
232,000	Rhoen Klinikum†	7,405,824
	HOUSEHOLD PRODUCTS - 1.5%
99,483	Beiersdorf	7,429,210
	INDUSTRIAL CONGLOMERATES - 0.4%
57,220	Tognum*	1,789,945
	INSURANCE - 1.0%
100,000	Hannover Ruckversicherungs	5,059,120
	INTERNET SOFTWARE & SERVICES - 2.8%
620,000	United Internet†	13,920,117
	LIFE INSURANCE - 1.3%
42,000	AMB Generali Holding	6,549,470
	MACHINERY - 10.9%
155,000	Heidelberger Druckmaschinen	6,761,703
114,000	Krones†	9,194,119
65,234	Pfeiffer Vacuum Technology†	5,903,006
151,709	Rheinmetall	12,017,484
100,000	Salzgitter	19,585,251
		53,461,563
	MULTILINE RETAIL - 1.7%
134,625	Douglas Holdings	8,386,254

	PHARMACEUTICALS - 4.5%
171,000	Celesio	10,761,593
35,000	Gerresheimer*	1,891,127
145,000	Stada Arzneimittel†	9,428,406
		22,081,126
	REAL ESTATE - 5.1%
120,000	Deutsche Euroshop†	$4,419,265
36,000	Interhyp†	2,712,985
420,000	IVG Immobilien	15,610,756
400,000	RCM Beteiligungs*	2,127,162
		24,870,168
	SOFTWARE - 3.2%
165,000	Software	15,446,953
	SPECIALITY RETAIL - 2.0%
139,000	Hugo Boss Ag - Ord	9,682,584
	TEXTILE, APPAREL & LUXURY GOODS - 2.7%
30,500	Puma†	13,069,365
	Total Common Stocks
	(cost $231,602,187)	407,272,247
	PREFERRED STOCK - 9.6%
	AUTOMOBILES - 1.1%
2,400	Porsche	5,083,793
	ELECTRICAL EQUIPMENT - 1.7%
161,389	Sartorius	8,490,724
	HEALTHCARE PROVIDERS & SERVICES - 4.7%
296,062	Fresenius†	22,972,363
	MEDIA - 2.1%
333,400	Prosieben Sat. 1 Media†	10,448,315
	Total Preferred Stock
	(cost $21,695,543)	46,995,195
	Total Investments in German Securities
	(cost $253,297,730)	454,267,442

INVESTMENTS IN DUTCH COMMON STOCKS - 4.1%
	AEROSPACE & DEFENSE - 4.1%
425,000	EADS†	13,028,870
360,000	Qiagen*†	6,930,909
		19,959,779
	Total Investments in Dutch Common Stocks
	(cost $10,218,260)	19,959,779
INVESTMENTS IN IRISH COMMON STOCKS - 2.0%
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
480,000	Depfa Bank†
	(cost $2,270,467)	$9,910,074
INVESTMENTS IN FRENCH COMMON STOCKS - 0.3%
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
40,000	Business & Decision*
	(cost $1,022,425)	1,410,525
	Total Investments in Common & Preferred Stocks - 99.2%

	(cost $266,808,882)	485,547,820
SECURITIES LENDING COLLATERAL - 13.4%
65,363,282	Daily Assets Fund Institutional, 5.38%(b)(c)
	(cost $65,363,282)	65,363,282
	Total Investments - 112.6%
	(cost $332,172,164)	550,911,102
	Other Assets and Liabilities,
	Net - (12.6%)	(61,555,538)
	NET ASSETS-100.0%	$489,355,564

* Non-income producing securities.

† All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2007 amounted to $62,141,389 which is 12.7% of the net assets.

(a) Values stated in US dollars

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	The New Germany Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        November 16, 2007